Segments and Financial Data by Solution and Geographic Area - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 Segment Cloudoffering Employee Service Customer
Segment Reporting Information [Line Items]
Number of operating segments	1
Number of reportable segments	1
Number of customers | Customer	0
Status of customer accounts	No single customer accounts for 1% or more of our consolidated revenue for any of the periods presented.
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Status of customer accounts, percentage	1.00%
Cloud Revenue [Member]
Segment Reporting Information [Line Items]
Number of cloud offering delivering solution | Cloudoffering	2
Powerpay [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Number of employees generating revenue from recurring fees | Employee	20
Bureau Revenue [Member]
Segment Reporting Information [Line Items]
Number of primary service lines delivering solutions | Service	3